Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Strategic's investment in BHM I, LLC, MB Master Fund and PGR Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	85.1	63,045,391	(1,117,246)	n/a	n/a	n/a
MB Master Fund	11.0	8,142,971	164,303	n/a	n/a	n/a
PGR Master Fund	6.8	5,021,111	(1,278,585)	n/a	n/a	n/a

December 31, 2011

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	86.7	101,259,072	(22,304,564)	n/a	n/a	n/a
PGR Master Fund	7.9	9,193,011	240,600	n/a	n/a	n/a
MB Master Fund	7.6	8,832,023	(120,388)	n/a	n/a	n/a

Income Statement Information of Investments
The tables below represent summarized Income Statement information for BHM I, LLC for the years ended December 31, 2012, 2011, and 2010, respectively, and for PGR Master Fund and MB Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

BHM I, LLC	(48,368)	(8,182,509)	(9,518,219)	(17,700,728)
PGR Master Fund	26,436	(126,749)	(8,963,355)	(9,090,104)
MB Master Fund	30,442	(691,180)	(261,679)	(952,859)

December 31, 2011	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Income (Loss)
	$	$	$	$

BHM I, LLC	(53,603)	(7,089,593)	(100,575,804)	(107,665,397)
PGR Master Fund	8,507	(110,281)	2,276,086	2,165,805
MB Master Fund	963	(325,546)	438,595	113,049

December 31, 2010	Investment Loss	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	(8,738)	(4,238,014)	34,087,359	29,849,345

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Currency's investment in KR Master Fund, Cambridge Master Fund and FL Master Fund for the period ended December 31, 2012, is as follows:

For the period ended December 31, 2012 Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted
	%	$			$
KR Master Fund	43.4	10,109,603	(435,473)	Commodity	Monthly
				Portfolio
Cambridge Master Fund	29.7	6,920,831	79,839	Commodity	Monthly
				Portfolio
FL Master Fund	–	–	(1,519,355)	Commodity	Monthly
				Portfolio

Income Statement Information of Investments
The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the year ended December 31, 2012, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
KR Master Fund	59,059	(462,208)	(4,542,592)	(5,004,800)
Cambridge Master Fund	2,095	(16,586)	539,604	523,018

Summary of Total Assets, Liabilities and Capital
Summarized information for Spectrum Currency, reflecting the total assets, liabilities and capital of KR Master Fund and Cambridge Master Fund as of December 31, 2012, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$116,058,406	$1,168,169	$114,890,237
Cambridge Master Fund	$14,372,049	$31,163	$14,340,886
	$130,430,455	$1,199,332	$129,231,123

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Information in Affiliated Funds, Disclosures [Line Items]
Summary of Partnership's Investments
Summarized information for Spectrum Technical's investment in Blackwater Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Loss	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	25.3	43,685,685	(3,758,641)	Commodity Portfolio	Monthly

December 31, 2011	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund*	16.4	43,800,324	731,982	Commodity Portfolio	Monthly

*	The Partnership invested in Blackwater Master Fund as of December 1, 2011.

Income Statement Information of Investments
The tables below represent summarized Income Statement information for Blackwater Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	48,607	(110,152)	(8,076,139)	(8,186,291)

December 31, 2011	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

Blackwater Master Fund	9,337	(102,547)	2,948,325	2,845,778

Summary of Total Assets, Liabilities and Capital
Summarized information reflecting the total assets, liabilities and capital of Blackwater Master Fund as of December 31, 2012 and 2011, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$82,996,036	$1,069,352	$81,926,684

	December 31, 2011
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$83,066,066	$176,287	$82,889,779